Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
Annual equity grants are typically granted in the first quarter of the fiscal year, although occasionally, equity awards may be granted outside of our annual grant cycle, including for new hires, promotions or other special circumstances. The Compensation Committee approves the type and number of awards to be granted and the performance criteria for awards. For all such equity grants, the grant date is no earlier than the date of the Compensation Committee approval. The timing of any equity grants to executive officers in connection with any such new hires, promotions or other non-routine grants is tied to the event giving rise to the award (such as an executive officer's commencement of employment or promotion effective date). The Corporation does not schedule its equity grants in anticipation of the release of material, non-public information (“MNPI”), nor does the Corporation time the release of MNPI based upon grant dates of equity.

Award Timing Method	Annual equity grants are typically granted in the first quarter of the fiscal year, although occasionally, equity awards may be granted outside of our annual grant cycle, including for new hires, promotions or other special circumstances. The Compensation Committee approves the type and number of awards to be granted and the performance criteria for awards. For all such equity grants, the grant date is no earlier than the date of the Compensation Committee approval. The timing of any equity grants to executive officers in connection with any such new hires, promotions or other non-routine grants is tied to the event giving rise to the award (such as an executive officer's commencement of employment or promotion effective date).
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Corporation does not schedule its equity grants in anticipation of the release of material, non-public information (“MNPI”), nor does the Corporation time the release of MNPI based upon grant dates of equity.
MNPI Disclosure Timed for Compensation Value	false